Issued Capital (Details) - Schedule of issued capital - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Issued Capital (Details) - Schedule of issued capital [Line Items]
Issued Capital	$ 197,447,990	$ 160,703,754	$ 156,632,636
Ordinary shares [member]
Issued Capital (Details) - Schedule of issued capital [Line Items]
Issued Capital	197,447,990	160,703,754	156,632,636
Options [Member]
Issued Capital (Details) - Schedule of issued capital [Line Items]
Issued Capital